FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

September 13, 2018

Filed Via EDGAR (CIK #0000881309)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN MUNICIPAL SECURITIES TRUST

          File Nos. 033-44132 and 811-06481

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 7, 2018.

Sincerely yours,

FRANKLIN MUNICIPAL SECURITIES TRUST

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/na